Commitments and Contingencies (Schedule of Future Minimum Operating Lease Payments for Leases) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future minimum operating lease payments for leases
2018	$ 87
2019	79
2020	62
2021	46
2022	28
Thereafter	42
Total	344
Rent expense incurred under all operating leases	$ 134	$ 143	$ 93
Minimum
Operating Leased Assets [Line Items]
Operating leases, purchase option and renewal period	1 year
Maximum
Operating Leased Assets [Line Items]
Operating leases, purchase option and renewal period	5 years
Furniture fixture and computer equipment [Member]
Future minimum operating lease payments for leases
Operating lease annual lease payments	$ 3